Income Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States			$ 3,781	$ 3,749	$ 2,825
International			423	153	15
Income (loss) before income tax expense (benefit)	$ (5,847)	$ 6,535	$ 4,204	$ 3,902	$ 2,840